SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible assets (Details)	Jun. 30, 2026	Dec. 31, 2025
Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	3 years	3 years
Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life	15 years	15 years
Customers relationship | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		8 years
Customers relationship | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		15 years
Trade Names | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		3 years
Trade Names | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		10 years
Noncompetition Agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		5 years
Acquired technology | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		5 years
Acquired technology | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		10 years
Intellectual Property | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		5 years
Intellectual Property | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		15 years
Internally Developed Software | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		3 years
Internally Developed Software | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Estimated useful life		5 years